Phone: 603-226-5706
Fax: 603-226-5448
E-Mail: Craig.Moreshead@LFG.com

VIA EDGAR


December 1, 2009


Ellen Sazzman, Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

RE:Lincoln Variable Insurance Products Trust (the "Trust")
   (File Nos. 033-70742 and 811-08090)

Dear Ms. Sazzman:

Attached for filing via EDGAR is Post-Effective Amendment No. 66 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933. This Amendment is being filed to conform the prospectus of the LVIP Delaware Foundation(R) Aggressive Allocation Fund, LVIP Delaware Foundation(R) Conservative Allocation Fund, LVIP Delaware Foundation(R) Moderate Allocation Fund, each a series of the Trust, to Form N-1A, as amended by Release No. 33-8998 (Summary Prospectus Rule).

Please contact the undersigned at 603-226-5706 if you have any questions or comments.

Very truly yours,

/s/ Craig D. Moreshead

Craig D. Moreshead
Senior Counsel

Enclosures

cc: Colleen E. Tonn, Esq.